Recently Adopted and Issued Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Recently Adopted and Issued Accounting Pronouncements

NOTE 3 - RECENTLY ADOPTED AND ISSUED ACCOUNTING PRONOUNCMENTS:

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments require, among other things, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy.

For public entities, ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011, on a prospective basis.

Effective January 1, 2012, the Company adopted ASU 2011-04. The adoption of this accounting standards update did not have a material impact on the Company’s consolidated financial statements.